Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Other current assets consisted of the following:

	December 31, 2014	December 31, 2013
Receivables from government agencies	220	127
Taxes and other government receivables	45	56
Advances	36	46
Prepayments	42	54
Loans and deposits	9	13
Interest receivable	1	1
Derivative instruments	1	43
Receivables from equity-method investments	—	8
Other current assets	36	41

Total	390	389